Subsequent Events (Details)	Aug. 28, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 $ / shares shares	Mar. 31, 2025 $ / shares shares	Dec. 18, 2023 $ / shares
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares) | shares		1,000,000,000,000	1,000,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.00000005	$ 0.00000005
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares) | shares		500,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares) | shares		900,000,000,000	900,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.00000005	$ 0.00000005
Class A Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares				$ 0.0001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares) | shares		100,000,000,000	100,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.00000005	$ 0.00000005
Class B Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares				$ 0.0001
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued | shares	25
Forecast [Member] | Class A Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Authorized share capital | $	$ 50,000
Ordinary shares, shares authorized (in Shares) | shares	36,000,000,000
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued | shares	25
Par value | $ / shares	$ 0.00000005
Forecast [Member] | Class B Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized (in Shares) | shares	4,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.00000125
Forecast [Member] | Class B Ordinary Shares [Member] | Shareholder [Member]
Subsequent Events [Line Items]
Shares issued | shares	1
Par value | $ / shares	$ 0.00000125